Income taxes expenses - Summary of Reconciliation of Average Effective Tax Rate and Applicable Tax Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit (loss) before tax	$ 92,265	$ 85,993	$ 117,999
Tax effect of foreign tax rates	509	10,006	2,681
Tax effect of expense not deductible in determining taxable profit (tax loss)	1,211	300	135
Tax expense (income)	(1,720)	(10,306)	2,816
Current tax expense (income)	(13,862)	(12,358)	(10,500)
Deferred tax expense (income)	12,142	2,052	13,316
Deferred tax expense (income) relating to origination and reversal of temporary differences	(2,675)	(2,052)	(13,316)
Deferred tax expense (income) recognised in profit or loss	$ (9,467)	$ 0	$ 0
Average effective tax rate	1.86%	11.98%	(2.39%)